CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,960	$ 2,221
Accounts receivable	4,052	3,206
Inventories	3,761	3,159
Income taxes receivable	133	114
Total current assets	9,906	8,700
Property, plant and equipment, net	72,640	74,245
Exploration and evaluation	2,428	2,319
Other assets	1,194	1,126
Goodwill and other intangible assets	3,058	3,061
Deferred income taxes	209	128
Total assets	89,435	89,579
Current liabilities.
Short-term debt	2,155	3,231
Current portion of long-term debt	310	229
Current portion of long-term lease liabilities	310
Accounts payable and accrued liabilities	6,555	5,647
Current portion of provisions	631	667
Income taxes payable	886	535
Total current liabilities	10,537	10,309
Long-term Debt	12,884	13,890
Long-term lease liabilities	2,621
Other long-term liabilities	2,499	2,346
Provisions	8,676	6,984
Deferred income taxes	10,176	12,045
Equity	42,042	44,005
Total liabilities and shareholders' equity	$ 89,435	$ 89,579